UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: December 31, 2012

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total:$ 400,408,421

          31-Dec-12             TITLE                                                  INVSTMT           VOTING

        Name of Issuer         OF CLASS      CUSIP                                     DSCRETN            AUTH

       American Express          COM       025816109        319           5550          SOLE              SOLE
          Amgen Inc              COM       031162100        9045         104933         SOLE              SOLE
     Analog Devices Inc.         COM       032654105       14818         352313         SOLE              SOLE
 Bank of New York Mellon Corp    COM       064057102        655          25488          SOLE              SOLE
 Berkshire Hathaway Inc CL A     COM       084670108        804            6            SOLE              SOLE
 Berkshire Hathaway Inc CL B     COM       084670207        650           7250          SOLE              SOLE
         Biogen Idec             COM       09062X103       19575         133739         SOLE              SOLE
            Boeing               COM       097023105        249           3307          SOLE              SOLE
        Bristol Myers            COM       110122108        407          12500          SOLE              SOLE
      Brown Forman CL B          COM       115637209       14719         232719         SOLE              SOLE
         Caterpillar             COM       149123101        305           3400          SOLE              SOLE
        Citrix Systems           COM       177376100        6010         91590          SOLE              SOLE
        Coca Cola Co.            COM       191216100        1410         38900          SOLE              SOLE
   Coca Cola FEMSA S A DE C      COM       191241108       15673         105158         SOLE              SOLE
            Cognex               COM       192422103        5719         155450         SOLE              SOLE
      Colgate Palmolive          COM       194162103        1427         13650          SOLE              SOLE
   Comm Vault Systems Inc.       COM       204166102        857          12300          SOLE              SOLE
       Conoco Phillips           COM       20825C104        1227         21160          SOLE              SOLE
        Danaher Corp.            COM       235851102       13036         233205         SOLE              SOLE
         Dexcom Inc.             COM       252131107        495          36400          SOLE              SOLE
     E I DuPont DeNemours        COM       263534109        1304         28994          SOLE              SOLE
     Emerson Electric Co         COM       291011104        663          12512          SOLE              SOLE
       Exxon Mobil Corp          COM       30231G102        2293         26497          SOLE              SOLE
          Gap Stores             COM       364760108        220           7100          SOLE              SOLE
       General Electric          COM       369604103        8178         389610         SOLE              SOLE
      General Mills Inc.         COM       370334104        566          14000          SOLE              SOLE
       Grainger WW Inc.          COM       384802104       14932         73786          SOLE              SOLE
        Grupo Televiso           COM       40049J206        4608         173374         SOLE              SOLE
           Halozyme              COM       40637H109        3601         536650         SOLE              SOLE
       Harley Davidson           COM       412822108        522          10700          SOLE              SOLE
         Heinz H J Co            COM       423074103        9046         156835         SOLE              SOLE
       Henry Schein Inc          COM       806407102        9004         111964         SOLE              SOLE
      Hershey Foods Corp         COM       427866108        1300         18000          SOLE              SOLE
       Hewlett Packard           COM       428236103        947          66425          SOLE              SOLE
          Home Depot             COM       437076102        1148         18553          SOLE              SOLE
      Honeywell Intl Inc         COM       438516106       11753         185175         SOLE              SOLE
      Idex Laboratories          COM       45168D104        6155         66330          SOLE              SOLE
      Illinois Tool Wks          COM       452308109        4768         78400          SOLE              SOLE
       Incyte Genomics           COM       45337C102        245          14780          SOLE              SOLE
Internation Business Machines    COM       459200101        1788          9332          SOLE              SOLE
      ISHARE MSCI Brazil         ETF       464286400        3775         67475          SOLE              SOLE
    ISHARE MSCI Hong Kong        ETF       464286871        5361         276050         SOLE              SOLE
      Johnson & Johnson          COM       478160104       17173         244977         SOLE              SOLE
        Kimberly Clark           COM       494368103        6704         79400          SOLE              SOLE
        McDonalds Corp           COM       580135101        379           4300          SOLE              SOLE
          Merck & Co             COM       589331107        2284         55791          SOLE              SOLE
        Mettler Toledo           COM      5922688105        2912         15065          SOLE              SOLE
      Minn Mng & Mfg Co          COM       604059105       11058         119095         SOLE              SOLE
       Monsanto Co New           COM       61166W101        2729         28830          SOLE              SOLE
      Nabors Industries          COM       G6359F103        650          44950          SOLE              SOLE
     Nektar Therapeutics         COM       640268108        3951         533200         SOLE              SOLE
      Neogen Corporation         COM       640491106        9438         208250         SOLE              SOLE
         Novo Nordisk            COM       670100205       10654         65275          SOLE              SOLE
   Occidental Pete Corp Cal      COM       674599105        7060         92160          SOLE              SOLE
         Pepsico Inc.            COM       713448108        1131         16527          SOLE              SOLE
   PowerSharesGolden Dragon      ETF       73935X401        2668         139245         SOLE              SOLE
       Proctor & Gamble          COM       742718109        906          13339          SOLE              SOLE
     Raytheon Company New        COM       755111507        9324         161989         SOLE              SOLE
   Rockwell Automation Inc.      COM       774347108        1913         22771          SOLE              SOLE
       Rockwell Collins          COM       774341101        4293         73794          SOLE              SOLE
       Ross Stores Inc           COM       778296103        3820         70620          SOLE              SOLE
     Schlumberger Limited        COM       806857108       13520         195102         SOLE              SOLE
            Sirona               COM       82966C103        1853         28750          SOLE              SOLE
         Southern Co             COM       842587107        1586         37050          SOLE              SOLE
   SPDR Index SHs Fds Euro       ETF       78463X202        5141         148325         SOLE              SOLE
      State Street Corp          COM       857477103        4191         89157          SOLE              SOLE
        Stratasys Inc            COM       862685104       17587         219421         SOLE              SOLE
           Syngenta              COM       87160A100       16096         199205         SOLE              SOLE
     Teva Pharmaceutical         COM       881624209        6522         174664         SOLE              SOLE
        Tiffany & Co.            COM       886547108       20884         364221         SOLE              SOLE
           Unilever              COM       904767704        1158         29900          SOLE              SOLE
        VCA Antech Inc           COM       918194101        5589         265510         SOLE              SOLE
           Verizon               COM       92343V104        1077         24895          SOLE              SOLE
        Viacom Class B           COM       92553P201        222           4200          SOLE              SOLE
      Disney Walt Co Del         COM       254687106        947          19014          SOLE              SOLE
       Williams Sonoma           COM       969904101        4935         112750         SOLE              SOLE
      Wisdom Tree India          ETF       97717W422        477          24625          SOLE              SOLE
                                                           400409